Note 7 - Prepaid Expenses and Other Current Assets (Details) - Prepaid Expenses and Other Current Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expenses and Other Current Assets [Abstract]
Prepayment of advertising fees	$ 209,778	$ 213,837
Advertising deposit	196,290	355,390
Advances to suppliers	1,272,519	840,308
VAT refund receivable	68,429	139,908
Interest receivable	65	1,264,075
Prepayment of office rental	170,536	380,325
Amount due from noncontrolling shareholders (i)		2,393,645
Sales of cost method investment receivable (Note 11)		2,168,868
Amounts due from equity method investee	212,904
Other current assets	1,358,126	784,507
Total	$ 3,488,647	$ 8,540,863